COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands			1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 26, 2021	Oct. 19, 2020	Feb. 28, 2019 USD ($) a	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($) employee	Jul. 29, 2021 count	Jun. 30, 2021 USD ($)	Nov. 16, 2020 legal_motion	Sep. 23, 2020 derivativeAction	Sep. 21, 2020 officerAndemployee	Sep. 20, 2020 board_member	Sep. 15, 2020 lawsuit	Sep. 14, 2020 officerAndemployee	Dec. 31, 2019 a
Other Commitments [Line Items]
Number of class action lawsuits | lawsuit													6
Number of derivative actions | derivativeAction										2
Period of derivative action	30 days	30 days
Accrued purchase of intangible asset				$ 11,577	$ 11,577	$ 0
FCPM License
Other Commitments [Line Items]
Accrued purchase of intangible asset				11,600	11,600
Other current liabilities				34,700	34,700
Subsequent Event
Other Commitments [Line Items]
Period of derivative action	30 days
Internal Review
Other Commitments [Line Items]
Number of officers and employees to receive subpoenas | officerAndemployee											3			5
Number of board members | board_member												3
Number of employees interviewed (over) | employee						30
Legal fees				6,400		$ 8,100
Legal fees paid					12,600	1,500
Accrued legal and professional fees						$ 6,600		$ 12,800
Number of motions filed | legal_motion									10
Estimated possible loss				$ 125,000	$ 125,000
Internal Review | Subsequent Event
Other Commitments [Line Items]
Number of counts of securities fraud | count							2
Number of counts of wire fraud | count							1
Coolidge, Arizona
Other Commitments [Line Items]
Area of land | a			430												430
Manufacturing Facility Commitment
Other Commitments [Line Items]
Construction completion period (in years)			5 years
Construction completion deadline monthly extension fee			$ 200
Construction completion, maximum extension period (in years)			2 years
Security deposit payable			$ 4,000